Stockholders' Deficiency (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 12, 2012	Jul. 18, 2013	Nov. 21, 2011	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Stockholders' Deficiency (Textual)
Common shares sold for considertion			480,022
Reserved for issuance, common stock par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock-based compensation					$ 1		$ 3	$ 3	$ 22
Warrant expiry date								Nov. 30, 2016
2012 Stock Incentive Plan [Member]
Stockholders' Deficiency (Textual)
Stock option plan term description										Each Stock option granted shall be exercisable at such times and terms and conditions as the Company's Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.
Reserved for issuance, common stock										1,088,888
Reserved for issuance, common stock par value										$ 0.001
Common stock available for future grant				971,388		971,388		971,388
Common Stock [Member]
Stockholders' Deficiency (Textual)
Reverse stock split		Stock split of one share for each four and one-half shares outstanding (1:4.5)
Warrant [Member]
Stockholders' Deficiency (Textual)
Exercise price of the warrants						$ 7.74
Warrants expiration period						5 years
Warrants issued to purchase common stock						532,870
Common shares sold for considertion						118,415
Exercise price				$ 5.148		$ 5.148
Stock option plan term description						Contemplation with the Reverse Recapitalization, it was agreed that for each four shares of Common Stock purchased by the investors and Can-Fite, they will be granted by the Company nine warrants to acquire two share of Common Stock of the Company.
Adivisor warrants								$ 0	$ 0
Warrant [Member] | Can Fite [Member]
Stockholders' Deficiency (Textual)
Exercise price of the warrants	$ 7.74
Warrants expiration period	5 years
Warrants issued to purchase common stock	1,267,315
Common shares sold for considertion	281,625